Other Disclosures - Collaborations and Licenses (Details) $ in Millions				1 Months Ended			12 Months Ended
	Jun. 09, 2022 USD ($)	May 31, 2021	Jun. 10, 2020 USD ($) license product antibody_therapeutic obligation	Mar. 31, 2024 program	Oct. 31, 2020	Jun. 30, 2020 USD ($)	Dec. 31, 2025 USD ($) product investigational_medicine	Dec. 31, 2012
Janssen
Collaborations and Licenses
Royalty obligation expiration term after first sale of product							13 years
Amount of seeking an award	$ 405
New royalty term entitled as mentioned in declaration	13 years
Janssen | Bottom of range
Collaborations and Licenses
Tiered royalty percentage								12.00%
Janssen | Top of range
Collaborations and Licenses
Tiered royalty percentage								20.00%
Novartis (Arzaerra/Ofatumumab)
Collaborations and Licenses
Royalty percentage for non-cancer treatment							10.00%
Roche
Collaborations and Licenses
Royalties expiration term after the first sale of each licensed product		10 years
Pfizer
Collaborations and Licenses
Cost and profit sharing ratio					0.50
AbbVie
Collaborations and Licenses
Upfront payment						$ 750
Number of delivery license programs | license			3
Ratio of sharing pre tax profits			0.50
Ratio of share of profits before income taxes			0.50
Percentage of discover research and development cost responsible by the entity			100.00%
Contract transaction price			$ 750
Number of performance obligations | obligation			4
Maximum number of product concepts for which cost-plus margin approach was utilized | product			4
AbbVie | Performance obligations satisfied at point in time
Collaborations and Licenses
Contract transaction price			$ 672
AbbVie | Performance obligations satisfied over time
Collaborations and Licenses
Contract transaction price			78
AbbVie | Development Regulatory and Sales Milestone | Clinical Development and Commercial Success Across all Three Programs
Collaborations and Licenses
Receivables			$ 1,150
AbbVie | Bottom of range
Collaborations and Licenses
Tiered royalty percentage			22.00%
AbbVie | Bottom of range | Countries outside United States and Japan
Collaborations and Licenses
Tiered royalty percentage			22.00%
AbbVie | Top of range
Collaborations and Licenses
Tiered royalty percentage			26.00%
Number of future differentiated antibody for cancer to be discover | antibody_therapeutic			4
Contractually entitled to receive amount in additional development, regulatory and sales milestone payments							$ 1,060
Contractually entitled to receive payments related to clinical development and commercial success							510
AbbVie | Top of range | Development Regulatory and Sales Milestone
Collaborations and Licenses
Receivables			$ 3,150
AbbVie | Top of range | Countries outside United States and Japan
Collaborations and Licenses
Tiered royalty percentage			26.00%
BioNTech
Collaborations and Licenses
Upfront fee paid							$ 10
Number of investigational medicine | investigational_medicine							1
Janssen (DuoBody)
Collaborations and Licenses
Number of products were in active clinical development | product							3
Janssen (DuoBody) | Bottom of range
Collaborations and Licenses
Tiered royalty percentage							8.00%
Janssen (DuoBody) | Top of range
Collaborations and Licenses
Tiered royalty percentage							10.00%
Gilead
Collaborations and Licenses
Number of clinical research program | program				2
Gilead | Bottom of range
Collaborations and Licenses
Tiered royalty percentage				5.00%
Gilead | Top of range
Collaborations and Licenses
Tiered royalty percentage				11.00%